Investments accounted for using the equity method - Disclosure of investments accounted for using the equity method (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Investments accounted for using equity method [abstract]
Joint ventures	€ 7,037	€ 6,013
Associates	2,015	2,006
Other	48	51
Total Investments accounted for using the equity method	€ 9,100	€ 8,070